Average Annual Total Returns{- Fidelity Global High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-15 - Fidelity Global High Income Fund	Fidelity Advisor Global High Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Global High Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Global High Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global High Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Global High Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Global High Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Global High Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Global High Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Global High Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Global High Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Global High Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Global High Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Global High Income Fund: Class I Return Before Taxes Past 10 years	ML143 Past 1 year	ML143 Past 5 years	ML143 Past 10 years	F0585 Past 1 year	F0585 Past 5 years	F0585 Past 10 years
Total	(0.92%)	4.35%	5.30%	(2.48%)	2.47%	3.14%	(0.55%)	2.50%	3.15%	(0.92%)	4.35%	5.29%	1.44%	4.42%	5.09%	3.47%	5.47%	6.00%	(0.48%)	5.33%	5.82%	1.77%	5.64%	6.29%